NOTIFICATION OF REPURCHASE OFFER
                               PURSUANT TO RULE 23C-3


1.     Investment Company Act File Number 811-8604 Date of
Notification:  May 26, 1998

2. Exact name of investment company as specified in registration statement:

                               Penfield Partners, L.P.

3.     Address of principal execution office:

                                153 East 53rd Street
                                New York, NY 10022

       A.     [x]    The notification pertains to a periodic
repurchase offer under paragraph (b) of Rule 23c-3.

       B.     [  ]   The notification pertain to a discretionary
repurchase offer under paragraph (c) of Rule 23c-3.

       C.     [  ]   The notification pertains to a periodic
repurchase offer under paragraph (b) of Rule 23c-3 and a discretionary repurchase offer under paragraph (c) of Rule 23c-3.


                                        /s/ William D. Witter
                                   By:_____________________

                                   William D. Witter
                                   Individual General Partner

                               PENFIELD PARTNERS, L.P.

                                153 East 53rd Street
                                     51st Floor
                              New York, New York  10022
                                   (212) 753-7878



                                      NOTICE OF
                              OFFER TO REPURCHASE UNITS




                                              May 21, 1998


General Information

              Penfield Partners, L.P. (the "Fund") is a Delaware limited partnership and is registered as an investment company under the Investment Company Act of 1940 (the "1940 Act"). The Individual General Partners of the Fund are Thomas B. Albertson, Richard R. Hayes and William D. Witter.

              The Fund, as a fundamental policy, offers to repurchase limited partnership units ("Units") from its Partners at intervals of six months on June 30 and December 31 of each calendar year. The Fund has established certain policies for the repurchase of Units pursuant to the terms of its Amended and Restated Agreement of Limited Partnership dated as of July 1, 1994, as amended by the First Amendment to Amended and Restated Agreement of Limited Partnership, dated as of May 15, 1995 (the "Partnership Agreement"). Capitalized terms not otherwise defined herein shall have the meanings ascribed to them in the Partnership Agreement.

Repurchase Offer

              The Fund hereby offers to repurchase (the
"Repurchase Offer") up to 25% of the total number of Units outstanding on June 30, 1998 (the "Repurchase Offer
Amount"), based upon the net asset value of such Units as of such date. The computations for the redetermination of Units and the net asset value per Unit with respect to this Repurchase Offer are more fully described below. The number of Units repurchased by the Fund is subject to increase by up to 2%, as described under "Repurchase Procedures" below.


Repurchase Deadlines and Dates

              The following table sets forth the key deadlines and dates for the tender and payment of Units with respect to this Repurchase Offer:

   Description                               Date

Repurchase Request Deadline--the last
day to submit tenders of Units for           June 16, 1998
repurchase and the last day to modify or
withdraw any tender submitted to the Fund
______________________________________________________________
Repurchase Princing Date--the effective
date of the repurchase of Units and
the day for determination of the             June 30, 1998
net asset value per Unit
______________________________________________________________
Repurchase Payment Deadline--the last
day for payment of repurchased Units         July 7, 1998
______________________________________________________________

The specific procedures for the repurchase of Units pursuant to this Repurchase Offer are more fully set forth below. A Partner who tenders Units will be subject to the risk of a decline in the value of the Fund during the 14-day period between the Repurchase Request Deadline and the Repurchase Pricing Date.

Repurchase Procedures

              Tenders by Partners. The enclosed Repurchase of Units Tender Form must be completed and received by the Fund no later than June 16, 1998 (the "Repurchase Request Deadline"), in order to be effective. A Partner may tender any or all of the Units owned by such Partner. A Partner will be entitled to withdraw or modify any tender of Units by written notice received by the Fund prior to the Repurchase Request Deadline but may not thereafter withdraw or modify any tender of Units.

              Oversubscriptions. In the event that the number of Units tendered by Partners exceeds the Repurchase Offer Amount, the Individual General Partners may, in their sole discretion, increase the number of Units to be repurchased by up to 2% of the number of Units outstanding on June 30, 1998 (the "Repurchase Pricing Date"). If this Repurchase Offer is oversubscribed, Units tendered by Partners will be repurchased pro rata in accordance with the number of Units tendered by each Partner.

              Redetermination of Units. In order to maintain a fixed price per Unit of $25,000 for the repurchase of a Unit, the Fund will redetermine the number of Units held by each Partner on the Repurchase Pricing Date (immediately before any repurchases or additional sales of Units) to reflect allocations of Profit or Loss of the Fund. As a result, the number of Units owned by each Partner will equal the balance in such Partner's Book Capital Account on the Repurchase Pricing Date divided by $25,000. By way of example only, if the net asset value of a Unit is $37,500 immediately prior to such redetermination, a Partner will be credited with 1.5 Units for each Unit owned on the Repurchase Pricing Date. As a convenience to Partners, the enclosed Repurchase of Units Tender Form allows a Partner to tender a specified number of Units or a specified percentage of such Units, in each case at $25,000 per Unit.













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              Payment for Units.  The Fund will make cash
payments for repurchased Units no later than July 7, 1998 (the
"Repurchase Payment Deadline"). No fees will be payable by Partners in connection with repurchases of their Units.

              Suspension of Repurchase Offer. The Fund may suspend or postpone this Repurchase Offer pursuant to a vote of a majority of the Independent General Partners and only (i) for any period during which an emergency exists as a result of which disposal by the Fund of securities owned by it is not reasonably practicable, or during which it is not reasonably practicable for the Fund to fairly determine the value of its net assets, or
(ii) for such other periods as the Securities and Exchange Commission may by order permit for protection of the Partners.


Computation of Net Asset Value

              As of the close of business on May 18, 1998, the net asset value of a Unit held by a Limited Partner was $27,096.72. The Fund will compute its net asset value and the net asset value of such a Unit daily on each business day during the period from June 9, 1998, through June 15, 1998. A Partner may obtain information concerning the net asset value of the Fund or of a Unit held by a Limited Partner on any date by calling the Fund at telephone number (212) 753-7878,
Attention:  William D. Witter.


              A Partner's dated and executed Repurchase of Units Tender Form must be received by the Fund on or prior to June 16, 1998, in order to be effective. For convenience, the Fund has enclosed a self-addressed postage prepaid envelope. Any Partners who have any questions concerning this Offer to Repurchase Units should call William D. Witter, at telephone number (212) 753-7878.


                                      /s/ William D. Witter
                                      _________________________
                                      William D. Witter
                                      Individual General Partner

                   PENFIELD PARTNERS, L.P.

              REPURCHASE OF UNITS TENDER FORM




Penfield Partners, L.P.
153 East 53rd Street
51st Floor
New York, NY 10022

Attention of William D. Witter



Dear Sirs:

              Reference is made to the accompanying Notice of Offer to Repurchase Units (the "Notice") of Penfield Partners, L.P. (the "Fund") dated May 21, 1998. Capitalized terms not otherwise defined herein shall have the meanings ascribed to them in the Notice.

              The undersigned hereby tenders Units for repurchase, at a price of $25,000 per Unit, as follows (complete one of the following):

                   __________    Number of Units

                                         or

                   __________    % of Units

The number or percentage of Units tendered herein will represent
Units owned by the undersigned on the Repurchase Pricing Date
(June 30, 1998).

              THIS REPURCHASE OF UNITS TENDER FORM MUST BE
COMPLETED AND RECEIVED BY THE FUND ON OR BEFORE JUNE 16, 1998, IN
ORDER TO BE EFFECTIVE.

                    (To be signed and dated on the reverse side)

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If the Partner is an Individual:



_______________________________          ____________________
Print Name(s)



_______________________________          ____________________
Signature(s)



_______________________________
Date




If the Partner is an Entity:



_______________________________
Name of Entity



By_____________________________



Print Name_____________________



Print Title____________________


_______________________________


Date

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